Acquisition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Allocation of assets from acquisition
Purchase Price
Common stock issued	$75,000
Note payable and accrued interest forgiven	80,438
Earnout liability	75,000
Total	$230,438

Allocation
Cash	$15,612
Accounts receivable	5,763
Inventory	76,922
Software	31,000
Formulas	12,500
Trademark	2,500
Goodwill	86,141
Total	$230,438

Purchase Price
Common stock issued	$75,000
Note payable and accrued interest forgiven	80,438
Earnout liability	75,000
Total	$230,438

Allocation
Cash	$15,612
Accounts receivable	5,763
Inventory	76,922
Software	$31,000
Formulas	12,500
Trademark	2,500
Goodwill	86,141
Total	$230,438

Pro Forma Results
Sales	$89,018
Cost of Sales	129,171
Gross Loss	(40,453)
Operating Expenses	1,158,299
Loss From Operations	(1,198,452)
Other Expenses	1,165,643
Loss Before Income Tax Provision	(2,364,095)
Income Tax Provision	—
Net Loss	$(2,364,095)
Net Loss Per Common Share-Basic and Diluted	$(0.03)
Weighted Average Shares Outstanding	68,366,399

Year Ended December 31, 2018
Sales	$448,685
Cost of Sales	465,400
Inventory Obsolescence	25,145
Gross Loss	(41,860)
Operating Expenses	4,577,323
Loss From Operations	(4,619,183)
Other Expenses	535,142
Loss Before Income Tax Provision	(5,154,325)
Income Tax Provision	—
Net Loss	$(5,154,325)
Net Income Loss Per Common Share-Basic and Diluted	$(0.00)
Weighted Average Shares Outstanding	1,605,719,345